Mineral Rights and Properties, Net (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Mineral Properties, Net [Abstract]
Summary of Mineral Interests and Properties
Mineral Rights and Properties, net consist of the following.

	September 30,	June 30,
	2022	2022
	(in thousands)
Mineral properties	$6,733	$6,733
Hydrology wells	547	547
Mineral interest – Elementis lease	908	908
Asset retirement cost, net of accumulated amortization of $8 and $6 at September 30 and June 30, 2022, respectively (1)	174	176

Mineral rights and properties, net	$8,362	$8,364

(1)	Asset retirement costs represent the carrying value of capitalized costs associated with asset retirement obligations discussed in Note 5.

Mineral Interests and Properties consisted of the following at June 30.

	2022	2021
	(in thousands)
Mineral properties—Fort Cady	$6,733	$6,733
Hydrology wells	547	547
Mineral interest—Elementis lease	908	722
Asset retirement cost, net of accumulated amortization of $6 and $0 at June 30, 2022 and 2021, respectively (1)	176	79

	$8,364	$8,081

(1)	Asset retirement costs represent the carrying value of capitalized costs associated with asset retirement obligations discussed in Note 5.